SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS
18.	Segment information and revenue analysis

The Company follows ASC 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has three reporting segments. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company considers itself to be operating within one reportable segment. The Company’s revenue and net income are substantially derived from interactive toys, and mobile games.

Disaggregated information of revenues by business lines are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2018	2017

Interactive toys - animation series	$160,672	$522,638	$1,060,330
Interactive toys - game series	21,152,258	16,896,944	12,956,130
Mobile game	2,521,199	1,111,596	128,434
Total revenues	$23,834,129	$18,531,178	$14,144,894

Disaggregated information by business lines are as follows:

Year ended December 31, 2019

	Interactive toys	Interactive toys
	animation series	game series	Mobile game

Revenue	$160,672	$21,152,258	$2,521,199
Costs of revenue	(81,201)	(7,160,508)	(290,091)
Gross Profit	$79,471	$13,991,750	$2,231,108

Year ended December 31, 2018

	Interactive toys	Interactive toys
	animation series	game series	Mobile game

Revenue	$522,638	$16,896,944	$1,111,596
Costs of revenue	(379,069)	(5,612,915)	(116,692)
Gross Profit	$143,569	$11,284,029	$994,904

Year ended December 31, 2017

	Interactive toys	Interactive toys
	animation series	game series	Mobile game

Revenue	$1,060,330	$12,956,130	$128,434
Costs of revenue	(653,118)	(4,627,337)	(19,632)
Gross Profit	$407,212	$8,328,793	$108,802

The Company’s operations are primarily based in the PRC, where the Company derives a substantial portion of their revenues. Management also review consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2018	2017

Domestic PRC revenues	$23,834,129	$18,407,891	$13,549,989
Export revenues	-	123,287	594,905
Total revenues	$23,834,129	$18,531,178	$14,144,894